Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2026
Revenue Recognition [Abstract]
Schedule of Revenues by Services Categories

The Company currently generates its revenue from the following table presents revenues by service categories for the six months ended June 30, 2026 and 2025, respectively:

	For the Six Months Ended June 30,
	2026		2025
Service Category	$	% of revenues	$	% of revenues
Revenues from sales of devices to support AI data collection and analysis	3,944,788	65%	2,789,575	82%
Revenue from sales of robots	1,920,000	31%	-	-
Total revenues from continuing operations	5,864,788	96%	2,789,575	82%
Total revenues from discontinued operations	221,735	4%	627,443	18%
Total revenues	6,086,523	100%	3,417,018	100%

Schedule of Timing of Revenue Recognition	Timing of revenue recognition
	For the six months ended June 30,
	2026	2025
Point in Time	5,864,788	2,789,575
Total Revenue	5,864,788	2,789,575